REVOLVING FINANCING	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
REVOLVING FINANCING [Text Block]

NOTE 5 – REVOLVING FINANCING

On February 20, 2014, The Alkaline Water Company Inc., and subsidiaries, Alkaline 88, LLC and Alkaline Water Corp., entered into a revolving accounts receivable funding agreement with Gibraltar Business Capital, LLC (“Gibraltar”). Under the agreement, from time to time, the Company agreed to tender to Gibraltar all of our accounts (which is defined as our rights to payment whether or not earned by performance, (i) for property that has been or is to be sold, leased, licensed, assigned or otherwise disposed of, or (ii) for services rendered or to be rendered, or (iii) as otherwise defined in the Uniform Commercial Code of the State of Illinois). Gibraltar will have the right, but will not be obligated, to purchase such accounts tendered in its sole discretion. If Gibraltar purchases such accounts, Gibraltar will make cash advances to us as the purchase price for the purchased accounts.

The Company assumed full risk of non-payment and unconditionally guaranteed the full and prompt payment of the full face amount of all purchased accounts. We also agreed to direct all parties obligated to pay the accounts to send all payments for all accounts directly to Gibraltar. All collections from accounts will be applied to our indebtedness, which is defined as the amount owed by us to Gibraltar from time to time, i.e., all cash advances, plus all charges, plus all other amounts owning from us to Gibraltar pursuant to the agreement, less all collections retained by Gibraltar from either purchased accounts or from us which are applied to indebtedness, unless Gibraltar elects to hold any such collections to establish reserves to secure payment of any purchased accounts.

In consideration of Gibraltar’s purchase of the accounts, the Company agreed to pay Gibraltar interest on the indebtedness outstanding at the rate of 8% per annum plus the prime rate in effect at the end of each month with the prime rate for these purposes never being less than 3.25% per annum, calculated on a 360-day year and payable monthly. In addition, the Company agreed to pay to Gibraltar a monthly collateral/management fee in the amount of 0.5% calculated on the average daily borrowing amount for the given month and an unused line fee of 0.25% monthly based on the difference between the actual line of credit and the average daily borrowing amount for the given month. The Company also agreed to pay to Gibraltar upon execution of the agreement and as of the commencement of each renewal term, a closing cost of 1% of the initial indebtedness in addition to the amount of any other credit accommodations granted from Gibraltar, which amount will be deducted from the first cash advances.

The initial indebtedness is $500,000. The Company may request an increase to the initial indebtedness in $500,000 increments up to $5,000,000, subject the Company’s financial performance and/or projections are satisfactory to Gibraltar, and absent an event of default. The Company also granted to Gibraltar a security interest in all of our presently-owned and hereafter-acquired personal and fixture property, wherever located. The agreement will continue until the first to occur of (i) demand by Gibraltar; or (ii) 24 months from the first day of the month following the date that the first purchased account is purchased and will be automatically renewed for successive periods of 12 months thereafter unless, at least 30 days prior to the end of the term, we give Gibraltar notice of our intention to terminate the agreement. In addition, we will be able to exit the agreement at any time for a fee of 2% of the line of credit in place at the time of prepayment. The amount borrowed on this facility as of September 30, 2015 was $256,769 and as of March 31, 2015 was $242,875.

NOTE 5 – REVOLVING FINANCING

On February 20, 2014, The Alkaline Water Company Inc., and subsidiaries, Alkaline 88, LLC and Alkaline Water Corp., entered into a revolving accounts receivable funding agreement with Gibraltar Business Capital, LLC (“Gibraltar”). Under the agreement, from time to time, the Company agreed to tender to Gibraltar all of our accounts (which is defined as our rights to payment whether or not earned by performance, (i) for property that has been or is to be sold, leased, licensed, assigned or otherwise disposed of, or (ii) for services rendered or to be rendered, or (iii) as otherwise defined in the Uniform Commercial Code of the State of Illinois). Gibraltar will have the right, but will not be obligated, to purchase such accounts tendered in its sole discretion. If Gibraltar purchases such accounts, Gibraltar will make cash advances to us as the purchase price for the purchased accounts.

The Company assumed full risk of non-payment and unconditionally guaranteed the full and prompt payment of the full face amount of all purchased accounts. We also agreed to direct all parties obligated to pay the accounts to send all payments for all accounts directly to Gibraltar. All collections from accounts will be applied to our indebtedness, which is defined as the amount owed by us to Gibraltar from time to time, i.e., all cash advances, plus all charges, plus all other amounts owning from us to Gibraltar pursuant to the agreement, less all collections retained by Gibraltar from either purchased accounts or from us which are applied to indebtedness, unless Gibraltar elects to hold any such collections to establish reserves to secure payment of any purchased accounts.

In consideration of Gibraltar’s purchase of the accounts, the Company agreed to pay Gibraltar interest on the indebtedness outstanding at the rate of 8% per annum plus the prime rate in effect at the end of each month with the prime rate for these purposes never being less than 3.25% per annum, calculated on a 360 -day year and payable monthly. In addition, the Company agreed to pay to Gibraltar a monthly collateral/management fee in the amount of 0.5% calculated on the average daily borrowing amount for the given month and an unused line fee of 0.25% monthly based on the difference between the actual line of credit and the average daily borrowing amount for the given month. The Company also agreed to pay to Gibraltar upon execution of the agreement and as of the commencement of each renewal term, a closing cost of 1% of the initial indebtedness in addition to the amount of any other credit accommodations granted from Gibraltar, which amount will be deducted from the first cash advances.

The initial indebtedness is $500,000. The Company may request an increase to the initial indebtedness in $500,000 increments up to $5,000,000, subject the Company’s financial performance and/or projections are satisfactory to Gibraltar, and absent an event of default. The Company also granted to Gibraltar a security interest in all of our presently-owned and hereafter-acquired personal and fixture property, wherever located. The agreement will continue until the first to occur of (i) demand by Gibraltar; or (ii) 24 months from the first day of the month following the date that the first purchased account is purchased and will be automatically renewed for successive periods of 12 months thereafter unless, at least 30 days prior to the end of the term, we give Gibraltar notice of our intention to terminate the agreement. In addition, we will be able to exit the agreement at any time for a fee of 2% of the line of credit in place at the time of prepayment. On March 31, 2015 the amount borrowed on this facility was $242,875.